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                                                 www.stoel.com
STOEL RIVES LLP
ATTORNEYS AT LAW

                                        Brendan N. O'Scannlain
                                         Direct (503) 294-9886
                                        bnoscannlain@stoel.com


October 15, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.
Attention: Mr. Shas Das

                                                     FILE NOS.
                                                     ---------
RE:      COLUMBIA BALANCED FUND, INC.                33-41401/811-6338
         COLUMBIA COMMON STOCK FUND, INC.            33-41400/811-6341
         COLUMBIA FIXED INCOME SECURITIES FUND, INC. 2-79750/811-3581
         COLUMBIA GROWTH FUND, INC.                  2-25785/811-1449
         COLUMBIA HIGH YIELD FUND, INC.              33-65478/811-7834
         COLUMBIA INTERNATIONAL STOCK FUND, INC.     33-48994/811-7024
         COLUMBIA OREGON MUNICIPAL BOND FUND, INC.   2-89785/811-3983
         COLUMBIA REAL ESTATE EQUITY FUND, INC.      33-73540/811-8256
         COLUMBIA MID CAP GROWTH FUND, INC.          2-99207/811-4362
         COLUMBIA SHORT TERM BOND FUND, INC.         33-08843/811-4842
         COLUMBIA STRATEGIC INVESTOR FUND, INC.      333-47058/811-10161
         COLUMBIA TECHNOLOGY FUND, INC.              333-47048/811-10159
         COLUMBIA NATIONAL MUNICIPAL BOND FUND, INC. 33-65474/811-7832

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Act"), the undersigned certifies on behalf of each of the above-listed registrants that the form of prospectus and Statement of Additional Information ("SAI") that would have been filed by each of the registrants pursuant to Rule 497(c) under the Act would not have differed from the prospectus and SAI contained in the post-effective amendment to the registration statement on Form N-1A as filed by each of the registrants electronically with the Securities and Exchange Commission on October 10, 2003 (except for the post-effective amendment to the registration statement for the Columbia Balanced Fund, Inc., which was filed on October 14, 2003).

Please call the undersigned at (503) 294-9886 if you have any questions about this filing.

Sincerely,

BRENDAN N. O'SCANNLAIN

Brendan N. O'Scannlain

Enclosures
cc:      Mr. Mark A. Wentzien
         Mr. Robert J. Moorman